BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) item shares
Accounts Receivable
Number of joint interest holders | item					3	3
Concentration risk percentage of joint interest billing receivables					100.00%	100.00%
Allowance for collectability of joint interest billing receivables					$ 0	$ 0
Deferred Offering Costs.
Deferred offering costs	$ 99,829		$ 99,829		0	109,965
Asset Impairment
Impairment expense	318		17,039		154,776	1,236,842
Reserve depletion
Depletion expense	$ 0	$ 396	$ 0	$ 9,898	9,898	714,160
Drilling Advances.
Drilling Advances					$ 0	$ 221,834
Accounts Receivable | Credit Concentration Risk
Accounts Receivable
Number of customers | item					1
Options
Earnings Per Share [Abstract]
Number of options excluded from the earnings per share calculation | shares					2,200,000	2,000,000